UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period __________ to __________

[_] Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period __________ to __________

[X] Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2013 to December 31, 2013

February 10, 2014
(Date of Report)

Byrider Finance, LLC (1)
(Exact name of securitizer as specified in its charter)

N/A	0001555601
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Steven E. Wedding - (317) 249-3000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

[_] Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

[_] Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

[X] Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) (2)

Notes:

(1) Byrider Finance, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan asset classes including asset-backed securities by the following affiliated non-registrant securitizer: Byrider Funding, LLC.

(2) Byrider Finance, LLC, as securitizer, reports no demands made upon relevant trustees for the reporting period referenced above. As a result, the disclosures in this form will not contain investor demands.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 10, 2014	Byrider Finance, LLC (Securitizer)
By: /s/ Steven E. Wedding Name: Steven E. Wedding Title: President